Accounts receivable, net - Additional Information (Details) - customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of top customers	10
Credit concentration risk [Member] | Accounts receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, percentage	65.00%	63.00%